SHAREHOLDERS' EQUITY - Subscription Agreement (Details) - Class A ordinary share - USD ($)		1 Months Ended
	Sep. 05, 2022	Aug. 31, 2023
SHAREHOLDERS' EQUITY
Issuance of Class A Ordinary Share (in shares)	285,000	200,000
Public offering price	$ 2	$ 2.3
Total Proceeds	$ 552,892	$ 458,341